Warrant Liability and Earnout Shares Liability - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Balance, beginning	$ 25,080	$ 31,213		$ 31,213	$ 19,991	$ 19,991
Adjustment to fair value of warrants exercised cashlessly	(15)	(222)
Adjustment to fair value of unexercised warrants Balance - March 31, 2016	(6,687)	(5,911)
Fair value adjustment	6,687		$ (16,391)	12,598	(11,313)
Balance, ending	$ 18,378	25,080		18,378		31,213	$ 19,991
Warrant Liability [Member]
Balance, beginning		31,213		31,213	19,991	19,991
Adjustment to fair value of warrants exercised cashlessly
Adjustment to fair value of unexercised warrants Balance - March 31, 2016
Fair value adjustment						11,222
Balance, ending						31,213	19,991
Earnout Shares Liability [Member]
Balance, beginning		$ 34,154		$ 34,154	$ 29,061	29,061	18,254
Fair value adjustment						10,858	10,807
Fair value of earnout shares issued credited to shareholders equity						(5,765)
Balance, ending						$ 34,154	$ 29,061